Derivative Financial Instruments - Notional amounts and fair values of derivative financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative Financial Instruments
Notional Amount	$ 139,614	$ 66,566
Asset (Liability) Fair Value	185	74
Interest rate lock commitments
Derivative Financial Instruments
Notional Amount	70,323	33,406
Asset (Liability) Fair Value	347	270
Interest rate lock commitments | Other Assets
Derivative Financial Instruments
Notional Amount	47,660	27,188
Asset (Liability) Fair Value	504	310
Interest rate lock commitments | Other Liabilities
Derivative Financial Instruments
Notional Amount	22,663	6,218
Asset (Liability) Fair Value	(157)	(40)
Forward Commitments
Derivative Financial Instruments
Notional Amount	62,750	26,500
Asset (Liability) Fair Value	(113)	(176)
Forward Commitments | Other Assets
Derivative Financial Instruments
Notional Amount	4,500
Asset (Liability) Fair Value	6
Forward Commitments | Other Liabilities
Derivative Financial Instruments
Notional Amount	58,250	26,500
Asset (Liability) Fair Value	(119)	(176)
Customer derivatives - Interest rate swaps
Derivative Financial Instruments
Notional Amount	6,541	6,660
Asset (Liability) Fair Value	(49)	(20)
Customer derivatives - Interest rate swaps | Other Assets
Derivative Financial Instruments
Notional Amount	3,271	3,330
Asset (Liability) Fair Value	382	141
Customer derivatives - Interest rate swaps | Other Liabilities
Derivative Financial Instruments
Notional Amount	3,271	3,330
Asset (Liability) Fair Value	$ (431)	$ (161)